OTHER LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2014
Other Liabilities Noncurrent Disclosure [Abstract]
Other Liabilities Noncurrent Disclosure [Text Block]
17.	OTHER LONG-TERM OBLIGATIONS

The components of other long-term obligations were as follows:

	Successor
	As at December 31,
	2014	2013
Environmental and remedial	$4.2	$5.7
Snowflake union pension liability	10.1	–
Other	1.2	3.1
	$15.5	$8.8

During the year, the company entered into a settlement agreement with the PACE Industry Union-Management Pension Fund (PIUMPF), a multi-employer pension plan which we contributed to on behalf of hourly employees at the Snowflake mill. Catalyst will, in accordance with the settlement agreement, remit three lump sum payments of US$1.0 million each, with the first payment made on July 28, 2014 and the two subsequent payments to be made on or before May 1, 2015 and May 1, 2016, respectively. In addition, the company will continue to remit monthly installments of US$0.1 million in accordance with a confirmed payment schedule. In accordance with the terms of the settlement agreement, $10.1 million was reclassified to other long-term obligations at December 31, 2014 and the company recognized a loss of $1.2 million in other income.

Asset retirement obligations

The following table provides a reconciliation of the company’s asset retirement obligations.

	Successor
	As at December 31,
	2014	2013
Balance, beginning of period	$6.0	$6.1
Liabilities settled	(0.3)	(0.3)
Liabilities derecognized	(0.7)	–
Accretion expense	0.1	0.2
Balance, end of period	$5.1	$6.0

The balance sheet classification for asset retirement obligations is as follows:

	Successor
	As at December 31,
	2014	2013
Other long-term obligations	$4.2	$5.7
Accounts payable and accrued liabilities (note 14)	0.9	0.3
	$5.1	$6.0